ANNUITY INVESTORS LIFE INSURANCE COMPANY(r)


                      ANNUITY INVESTORS(r) VARIABLE ACCOUNT B
                           THE COMMODORE NAVIGATOR SM
                               VARIABLE ANNUITIES

    PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
                                (the "Contracts")

                       Supplement dated February 26, 2001
                       to the Prospectus dated May 1, 2000
                  as revised May 31, 2000 and December 31, 2000



The section of the  Prospectus  entitled  "FEE TABLE - Separate  Account Annual
Expenses"  is  amended  by  substituting  the  following   information  for  the
corresponding information currently appearing in the prospectus:


Separate Account Annual Expenses
(As a percentage of the average value of the owner's interest in the Sub-Accounts)


                                                                                                          Enhanced Contracts
                                                    Standard       Optional Death        Enhanced        With Administration
                                                   Contracts      Benefit Contracts      Contracts          Charge Waived
    Mortality and Expense Risk Charge                1.25%              1.50%*             0.95%                0.95%
    Administration Charge                            0.15%              0.15%              0.15%                0.00%
    Total Separate Account Annual Expenses           1.40%              1.65%              1.10%                0.95%


*This is the maximum mortality and expense risk charge for the Optional Death Benefit Contracts, applicable to Individual Contracts issued to an owner over age 65 but under age 79. The mortality and expense risk charge for the Optional Death Benefit Contracts is only 1.35% when the Contract is issued to an owner age 65 or younger. The additional example on the next page of this supplement illustrates the fees associated with this maximum mortality and expense risk charge. Fees would be lower for an Optional Death Benefit Contract issued to an owner age 65 or younger.

The section of the Prospectus entitled "FEE TABLE - Examples" is amended by adding the following additional examples:


Optional Death Benefit Contracts                                                  Example #1 - Assuming Surrender
(issued to owner over age 65 and under age 79)*
                                                                           If the owner  surrenders  his or her Contract
                                                                           at the  end of the  applicable  time  period,
                                                                           the following  expenses would be charged on a
                                                                           $1,000 investment:

-------------------------------------------------------------------------- ---------- ----------- ----------- -----------
Sub-Account                                                                 1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------- ---------- ----------- ----------- -----------

Janus. A. S. - Aggressive Growth Portfolio                                   $ 95        $129        $172        $343
Janus. A. S. - Worldwide Growth Portfolio                                    $ 95        $130        $174        $347
Janus. A. S. - Balanced Portfolio                                            $ 95        $129        $172        $343
Janus. A. S. - Growth Portfolio                                              $ 95        $129        $172        $343
Janus. A. S. - International Growth Portfolio                                $ 96        $132        $178        $354
Janus. A. S. - Capital Appreciation Portfolio                                $ 95        $130        $174        $345
Dreyfus V.I.F. - Appreciation Portfolio                                      $ 96        $133        $179        $357
Dreyfus V.I.F. - Money Market Portfolio                                      $ 94        $127        $167        $331
Dreyfus V.I.F. - Growth and Income Portfolio                                 $ 96        $133        $179        $358
Dreyfus V.I.F. - Small Cap Portfolio                                         $ 96        $133        $179        $357
The Dreyfus Socially Responsible Growth Fund, Inc.                           $ 96        $133        $179        $358
Dreyfus Stock Index Fund                                                     $ 90        $116        $149        $289
Strong Opportunity Fund II                                                   $ 99        $144        $199        $402
Strong Variable Insurance Funds, Inc. - Mid Cap Growth Fund II               $ 99        $145        $199        $403
Deutsche VIT EAFE(r) Equity Index                                            $ 94        $129        $171        $340
Deutsche VIT Equity 500 Index                                                $ 91        $117        $151        $294
Deutsche VIT Small Cap Index                                                 $ 92        $122        $160        $314
INVESCO VIF - Equity Income Fund                                             $100        $146        $201        $408
INVESCO VIF - Total Return Fund                                              $101        $149        $207        $421
INVESCO VIF - High Yield Fund                                                $ 99        $142        $195        $394
Morgan Stanley UIF, Inc. - Mid Cap Value Portfolio                           $ 98        $142        $194        $391
Morgan Stanley UIF, Inc. - Value Portfolio                                   $ 96        $135        $183        $366
Morgan Stanley UIF, Inc. - Fixed Income Portfolio                            $ 95        $130        $174        $347
Morgan Stanley UIF, Inc. - U. S. Real Estate Portfolio                       $ 99        $143        $196        $397
Morgan Stanley UIF, Inc. - Emerging Markets Equity Portfolio                 $106        $165        $234        $478
PBHG Insurance Series Fund, Inc. - Growth II Portfolio                       $100        $146        $202        $409
PBHG Insurance Series Fund, Inc. - Large Cap Growth Portfolio                $ 99        $143        $196        $397
PBHG Insurance Series Fund, Inc. - Tech. & Comm. Portfolio                   $ 99        $143        $196        $395
The Timothy Plan Small-Cap Variable Series                                   $100        $146        $201        $406

                                                                                  Example #2 - Assuming No Surrender

                                                                           If the owner does not surrender his or her
                                                                           Contract, or if it is annuitized, the following
                                                                           expenses would be charged on a $1,000 investment
                                                                           at the end of the applicable time period:
                                                                           --------- ----------- ----------- ------------
                                                                            1 Year     3 Years     5 Years     10 Years
                                                                           --------- ----------- ----------- ------------
Janus. A. S. - Aggressive Growth Portfolio                                   $ 25        $ 79        $142        $343
Janus. A. S. - Worldwide Growth Portfolio                                    $ 25        $ 80        $144        $347
Janus. A. S. - Balanced Portfolio                                            $ 25        $ 79        $142        $343
Janus. A. S. - Growth Portfolio                                              $ 25        $ 79        $142        $343
Janus. A. S. - International Growth Portfolio                                $ 26        $ 82        $148        $354
Janus. A. S. - Capital Appreciation Portfolio                                $ 25        $ 80        $144        $345
Dreyfus V.I.F. - Appreciation Portfolio                                      $ 26        $ 83        $149        $357
Dreyfus V.I.F. - Money Market Portfolio                                      $ 24        $ 77        $137        $331
Dreyfus V.I.F. - Growth and Income Portfolio                                 $ 26        $ 83        $149        $358
Dreyfus V.I.F. - Small Cap Portfolio                                         $ 26        $ 83        $149        $357
The Dreyfus Socially Responsible Growth Fund, Inc.                           $ 26        $ 83        $149        $358
Dreyfus Stock Index Fund                                                     $ 20        $ 66        $119        $289
Strong Opportunity Fund II                                                   $ 29        $ 94        $169        $402
Strong Variable Insurance Funds, Inc. - Mid Cap Growth Fund II               $ 29        $ 95        $169        $403
Deutsche VIT EAFE(r) Equity Index                                            $ 24        $ 79        $141        $340
Deutsche VIT Equity 500 Index                                                $ 21        $ 67        $121        $294
Deutsche VIT Small Cap Index                                                 $ 22        $ 72        $130        $314
INVESCO VIF - Equity Income Fund                                             $ 30        $ 96        $171        $408
INVESCO VIF - Total Return Fund                                              $ 31        $ 99        $177        $421
INVESCO VIF - High Yield Fund                                                $ 29        $ 92        $165        $394
Morgan Stanley UIF, Inc. - Mid Cap Value Portfolio                           $ 28        $ 92        $164        $391
Morgan Stanley UIF, Inc. - Value Portfolio                                   $ 26        $ 85        $153        $366
Morgan Stanley UIF, Inc. - Fixed Income Portfolio                            $ 25        $ 80        $144        $347
Morgan Stanley UIF, Inc. - U. S. Real Estate Portfolio                       $ 29        $ 93        $166        $397
Morgan Stanley UIF, Inc. - Emerging Markets Equity Portfolio                 $ 36        $115        $204        $478
PBHG Insurance Series Fund, Inc. - Growth II Portfolio                       $ 30        $ 96        $172        $409
PBHG Insurance Series Fund, Inc. - Large Cap Growth Portfolio                $ 29        $ 93        $166        $397
PBHG Insurance Series Fund, Inc. - Tech. & Comm. Portfolio                   $ 29        $ 93        $166        $395
The Timothy Plan Small-Cap Variable Series                                   $ 30        $ 96        $171        $406



* These examples illustrate the highest level of fees associated with an individual Optional Death Benefit Contract. Fees would be lower for an individual Optional Death Benefit Contract issued to an owner age 65 or younger.

The section of the Prospectus entitled "CHARGES AND DEDUCTIONS - Charges and Deductions by the Company -- Mortality and Expense Risk Charge" is amended by substituting the following paragraph for the corresponding one currently appearing in the prospectus:

Mortality and Expense Risk Charge

Amount of Charge    For the standard  Death  Benefit  Amount,  a daily charge
                    equal to 0.003403% of the daily Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%. Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

                    For individual contracts with the optional Enhanced Death Benefit Amount, a daily charge equal to 0.003674% of the daily Net Asset Value for each Sub-Account if issued to an owner age 65 and younger, or 0.004079% of the daily Net Asset Value for each Sub-Account if issued to an owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. The Company estimates that the mortality risk component of these charges is 0.85% or 1.00%, respectively, and that the expense risk component remains at 0.50%. Contracts with the optional Enhanced Death Benefit Amount are referred to as "Optional Death Benefit Contracts." The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.


The section of the Prospectus entitled "BENEFIT PAYMENT PERIOD - Death Benefit" is amended to (1) delete the paragraphs within the section in their entirety except for the last paragraph, and (2) substitute the following in their place:

Death Benefit

A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

Death Benefit Amount
The Death Benefit Amount will equal the greatest of:
1)       the Account Value on the Death Benefit Valuation Date;
2)       the Minimum Death Benefit; or
3)       the Historic High Value.

The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date. If the owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract Anniversary prior to the 80th birthday. No interest will be added if the owner was Age 80 before this Contract was issued.

The Historic High Value is equal to the High Value, reduced proportionally for partial surrenders taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the owner's 75th birthday, there is no High Value. This means there is no Historic High Value.

The Death Benefit Amount will be reduced by any applicable premium tax or other tax. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Sub-Accounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Optional Enhanced Death Benefit Amount
In states where the Company has received regulatory approval, if an owner purchases an individual Contract that is issued before his 79th birthday, the owner may elect the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit will be included in the mortality and expense risk charge, as described above in the amended Charges and Deductions section of the prospectus included in this Supplement. This benefit must be elected before the Contract is issued. It cannot be discontinued after the Contract is issued. The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.

The Enhanced Death Benefit Amount will equal the greatest of:
1)       the Account Value on the Death Benefit Valuation Date;
2)       the Enhanced Minimum Death Benefit; or
3)       the Enhanced Historic High Value.

The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.

The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.

The Enhanced Death Benefit Amount will be reduced by any applicable premium tax or other tax. It will also be reduced by any outstanding loans.

The Enhanced Death Benefit Amount will be allocated among the Sub-Accounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.